Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 86,979	R$ 95,872
Deferred tax liabilities	1,793,638	1,790,362
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	42,036	54,236
Deferred tax expense (income) recognised in profit or loss	(32,440)	(33,664)
Deferred tax expense (income) recognised in OCI	0	0
Other components of deferred tax expense (income)	0	21,464
Deferred Income Tax And Social Contribution	9,596	42,036
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(6,744)	(4,496)
Deferred tax expense (income) recognised in profit or loss	(2,690)	(2,248)
Deferred tax expense (income) recognised in OCI	0	0
Other components of deferred tax expense (income)	0	0
Deferred Income Tax And Social Contribution	(9,434)	(6,744)
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(863,411)	(729,868)
Deferred tax expense (income) recognised in profit or loss	(168,116)	(131,503)
Deferred tax expense (income) recognised in OCI	0	0
Other components of deferred tax expense (income)	0	(2,040)
Deferred Income Tax And Social Contribution	(1,031,527)	(863,411)
Other Temporary Differences Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	479,243	484,744
Deferred tax expense (income) recognised in profit or loss	193,547	(48,690)
Deferred tax expense (income) recognised in OCI	62,110	44,442
Other components of deferred tax expense (income)	2,363	(1,253)
Deferred Income Tax And Social Contribution	737,263	479,243
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(1,345,614)	(1,537,847)
Deferred tax expense (income) recognised in profit or loss	(66,943)	192,147
Deferred tax expense (income) recognised in OCI	0	0
Other components of deferred tax expense (income)	0	86
Deferred Income Tax And Social Contribution	(1,412,557)	(1,345,614)
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(1,694,490)	(1,733,231)
Deferred tax expense (income) recognised in profit or loss	(76,642)	(23,958)
Deferred tax expense (income) recognised in OCI	62,110	44,442
Other components of deferred tax expense (income)	2,363	18,257
Deferred Income Tax And Social Contribution	(1,706,659)	R$ (1,694,490)
Deferred tax assets	86,979
Deferred tax liabilities	R$ 1,793,638